Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	May 31, 2016	Aug. 31, 2016	Nov. 30, 2016	Feb. 28, 2017	May 31, 2017	Aug. 31, 2017	Nov. 30, 2017	Feb. 28, 2018	May 31, 2018	Aug. 31, 2018	Nov. 30, 2018	Feb. 28, 2019	May 31, 2019	Aug. 31, 2019	Nov. 30, 2019	Feb. 29, 2020	May 31, 2020	Aug. 31, 2020	Nov. 30, 2020	Feb. 28, 2021	May 31, 2021	Aug. 31, 2021	Nov. 30, 2021	Feb. 28, 2022	May 31, 2022	Aug. 31, 2022	Nov. 30, 2022	Feb. 28, 2023	May 31, 2023	Aug. 31, 2023	Nov. 30, 2023	Feb. 29, 2024	May 31, 2024	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026	May 31, 2026
C000072749
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,328	$ 10,088	$ 10,403	$ 10,598	$ 10,787	$ 10,783	$ 10,829	$ 10,757	$ 10,773	$ 10,752	$ 11,165	$ 11,478	$ 11,966	$ 11,903	$ 12,070	$ 11,824	$ 12,537	$ 12,863	$ 12,977	$ 13,066	$ 13,207	$ 12,978	$ 12,700	$ 11,968	$ 11,587	$ 11,194	$ 11,178	$ 11,400	$ 11,635	$ 11,985	$ 12,387	$ 12,460	$ 12,862	$ 13,066	$ 13,144	$ 13,230	$ 13,457	$ 13,668	$ 13,892	$ 13,977
C000072750
Account Value [Line Items]
Accumulated Value	10,000	10,320	10,065	10,381	10,572	10,764	10,739	10,776	10,706	10,704	10,685	11,077	11,378	11,863	11,791	11,937	11,697	12,382	12,705	12,797	12,875	13,014	12,769	12,487	11,760	11,378	10,985	10,962	11,172	11,394	11,729	12,113	12,176	12,560	12,763	12,817	12,892	13,104	13,301	13,509	13,582
C000169957
Account Value [Line Items]
Accumulated Value	500,000	516,565	504,266	520,646	530,793	540,515	540,282	542,786	539,874	540,388	540,011	560,483	576,396	601,107	598,656	606,766	595,221	630,802	647,444	653,423	658,177	666,075	654,225	640,499	604,437	584,864	565,823	564,678	576,728	588,257	606,189	627,392	630,709	651,363	662,609	666,164	670,805	682,599	693,590	705,238	709,858
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,319	9,687	9,798	10,077	10,339	10,320	10,386	10,250	10,198	10,029	10,328	10,567	10,990	10,868	11,145	11,158	11,599	11,778	11,628	11,657	11,659	11,391	11,009	10,117	9,606	9,475	9,512	9,664	9,597	9,669	9,807	9,738	10,259	10,118	10,100	10,423	10,615	10,682	10,931	10,763
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,319	9,687	9,798	10,077	10,339	10,320	10,386	10,250	10,198	10,029	10,328	10,567	10,990	10,868	11,145	11,158	11,599	11,778	11,628	11,657	11,659	11,391	11,009	10,117	9,606	9,475	9,512	9,664	9,597	9,669	9,807	9,738	10,259	10,118	10,100	10,423	10,615	10,682	10,931	10,763
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	500,000	515,962	484,362	489,877	503,838	516,930	516,003	519,312	512,516	509,920	501,440	516,378	528,353	549,519	543,399	557,268	557,915	579,938	588,921	581,392	582,835	582,948	569,534	550,462	505,836	480,282	473,766	475,610	483,181	479,834	483,457	490,361	486,916	512,936	505,898	504,982	521,166	530,737	534,085	546,536	538,137
Bloomberg Global Aggregate Bond USD Hedged Index
Account Value [Line Items]
Accumulated Value	10,000	10,246	9,978	10,054	10,177	10,274	10,286	10,212	10,297	10,351	10,341	10,615	10,967	11,462	11,376	11,699	11,737	11,838	11,949	11,736	11,747	11,927	11,868	11,479	10,915	10,735	10,619	10,564	10,811	10,794	10,895	11,144	11,162	11,602	11,715	11,811	11,838	12,007	12,217	12,392	12,284
Bloomberg Global Aggregate Bond USD Hedged Index
Account Value [Line Items]
Accumulated Value	10,000	10,246	9,978	10,054	10,177	10,274	10,286	10,212	10,297	10,351	10,341	10,615	10,967	11,462	11,376	11,699	11,737	11,838	11,949	11,736	11,747	11,927	11,868	11,479	10,915	10,735	10,619	10,564	10,811	10,794	10,895	11,144	11,162	11,602	11,715	11,811	11,838	12,007	12,217	12,392	12,284
Bloomberg Global Aggregate Bond USD Hedged Index
Account Value [Line Items]
Accumulated Value	$ 500,000	$ 512,301	$ 498,895	$ 502,707	$ 508,835	$ 513,718	$ 514,299	$ 510,615	$ 514,849	$ 517,536	$ 517,066	$ 530,728	$ 548,333	$ 573,106	$ 568,798	$ 584,948	$ 586,825	$ 591,878	$ 597,473	$ 586,822	$ 587,346	$ 596,349	$ 593,377	$ 573,948	$ 545,731	$ 536,750	$ 530,934	$ 528,191	$ 540,547	$ 539,720	$ 544,754	$ 557,212	$ 558,079	$ 580,081	$ 585,748	$ 590,531	$ 591,893	$ 600,355	$ 610,833	$ 619,586	$ 614,219